Long-Term Debt, Summary and Existing Loan Facilities (Predecessor) (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Jul. 28, 2022	Jun. 30, 2022	Dec. 31, 2021
Long-Term Debt [Abstract]
Secured loan facilities	$ 64,713,000	$ 43,200,000
Less: Deferred financing costs	(766,000)	(594,000)
Total	63,947,000	42,606,000
Less - current portion	(42,568,000)	(7,473,000)
Long-term portion	$ 21,379,000	$ 35,133,000
United Maritime Predecessor [Member]
Long-Term Debt [Abstract]
Secured loan facilities				$ 4,950,000	$ 5,500,000
Less: Deferred financing costs				(79,299)	(119,256)
Total				4,870,701	5,380,744
Less - current portion				(1,342,318)	(1,177,074)
Long-term portion				3,528,383	$ 4,203,670
United Maritime Predecessor [Member] | Entrust Facility [Member]
Long-Term Debt [Abstract]
Secured loan facilities				$ 4,950,000
Total			$ 14,000,000